Fair Value Measurements	6 Months Ended	12 Months Ended
	Jul. 31, 2021	Jan. 31, 2021
Fair Value Disclosures [Abstract]
Fair Value Measurements
4.	Fair Value Measurements
The Company’s assets and liabilities that were measured at fair value on a recurring basis were as follows:

	Fair Value Measured as of July 31, 2021
	Level 1	Level 2	Level 3	Total
	(in thousands)
Assets
Money market funds	$454,713	$—	$—	$454,713

Total financial assets	$454,713	$—	$—	$454,713

Liabilities
Common stock warrant liabilities (Private Placement)	$—	$—	$26,868	$26,868

Total financial liabilities	$—	$—	$26,868	$26,868

	Fair Value Measured as of January 31, 2021
	Level 1	Level 2	Level 3	Total
	(in thousands)
Assets
Money market funds	$109,703	$—	$—	$109,703

Total financial assets	$109,703	$—	$—	$109,703

Liabilities
Redeemable convertible preferred stock warrant liability	$—	$—	$75,843	$75,843

Total financial liabilities	$—	$—	$75,843	$75,843

The money market funds were classified as cash and cash equivalents on the condensed consolidated balance sheets. The aggregate fair value of the Company’s money market funds approximated amortized cost and, as such, there were no unrealized gains or losses on money market funds as of July 31, 2021 and January 31, 2021. Realized gains and losses, net of tax, were not material for any of the periods presented.
As of July 31, 2021 and January 31, 2021, the Company had no investments with a contractual maturity of greater than one year.
The following table presents a summary of the changes in the fair value of the Company’s Level 3 financial instruments:

	Redeemable convertible preferred stock warrant liability	Private placement warrant liability	Earnout liability
	(in thousands)
Fair value as of January 31, 2021	$(75,843)	$—	$—
Private placement warrant liability acquired as part of the merger	—	(127,888)	—
Contingent earnout liability recognized upon the closing of the reverse recapitalization	—	—	(828,180)
Change in fair value included in other income (expense), net	9,237	49,264	84,420
Reclassification of warrants to stockholders’ equity (deficit) due to exercise	—	51,756	—
Reclassification of Legacy ChargePoint preferred stock warrant liability upon the reverse capitalization	66,606	—	—
Issuance of earnout shares upon triggering events	—	—	501,120
Reclassification of remaining contingent earnout liability upon triggering event	—	—	242,640

Fair value as of July 31, 2021	$—	$(26,868)	$—

The fair
values
of the private placement warrant liability, redeemable convertible preferred stock warrant liability and earnout liability are based on significant unobservable inputs, which represent Level 3 measurements within the fair value hierarchy. The significant unobservable inputs used in the fair value measurements of the private placement warrant liability, the redeemable convertible preferred stock warrant liability and the earnout liability include the expected volatility and dividend yield. In determining the fair value of the private placement warrant liability, the Company used the Binomial Lattice Model (“BLM”) that assumes optimal exercise of the Company’s redemption option at the earliest possible date (Note 9). In determining the fair value of the redeemable convertible preferred stock warrant liability, the Company used the
Black-Scholes Option Pricing Model (“Black-Scholes”) to estimate the fair value using unobservable inputs including the expected term, expected volatility, risk-free interest rate and dividend yield (see Note 9). In determining the fair value of the earnout liability, the Company used the Monte Carlo simulation valuation model using a distribution of potential outcomes on a monthly basis over the Earnout Period using the most reliable information available (see Note 9).

3. Fair Value Measurements
The Company’s assets and liabilities that were measured at fair value on a recurring basis were as follows:

		Gross Unrealized			Reported as:
January 31, 2021	Amortized Cost	Gains	Losses	Fair Value	Cash and cash equivalents	Short-term investments
				(in thousands)
Cash	$35,788	$—	$—	$35,788	$35,788	$—
Level 1
Money market funds	109,703	—	—	109,703	109,703	—

Total assets measured at fair value on a recurring basis	$145,491	$—	$—	$145,491	$145,491	$—

		Gross Unrealized			Reported as:
January 31, 2020	Amortized Cost	Gains	Losses	Fair Value	Cash and cash equivalents	Short-term investments
				(in thousands)
Cash	$33,266	$—	$—	$33,266	$33,266	$—
Level 1
Money market funds	39,487	—	—	39,487	39,487	—
Level 2
U.S. treasury bills	47,014	23	—	47,037	—	47,037

Total assets measured at fair value on a recurring basis	$119,767	$23	$—	$119,790	$72,753	$47,037

The money market funds were classified as cash and cash equivalents on the consolidated balance sheets and were within Level 1 of the fair value hierarchy. The aggregate fair value of the Company’s money market funds approximated amortized cost and, as such, there were no unrealized gains or losses on money market funds as of January 31, 2021 and 2020. Realized gains and losses, net of tax, were not material for any of the periods presented.
All of the Company’s U.S. treasury bills were classified as short-term investments on the consolidated balance sheets and were within Level 2 of the fair value hierarchy because they were valued using inputs other than quoted prices in active markets that were observable either directly or indirectly that may include benchmark yields, reported trades, broker/dealer quotes, two-sided
markets, benchmark securities, bids, offers, and reference data including market research publications. Realized gains and losses, net of tax, were not material for any of the periods presented.
As of January 31, 2021 and 2020, the Company had no investments with a contractual maturity of greater than one year.
The Company’s only Level 3 financial instruments were its redeemable convertible preferred stock warrants. See Note 11 for information on the valuation of the redeemable convertible preferred stock warrant liability.